Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 07, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2018